Cost of revenue (Tables)	9 Months Ended
Sep. 30, 2026
Analysis of income and expense [abstract]
Schedule of Components Cost of Revenue
The following table represents cost of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Employee salaries and benefits	5,075	4,901	16,291	14,951
Web hosting fees	2,375	2,096	6,569	5,812
Third-party service fees	6,610	4,821	18,818	13,427
Other	515	314	1,366	921
	14,575	12,132	43,044	35,111